Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables (net of bad debt provision)		£ 7,007.6	£ 8,062.2
Work in progress		349.5	366.5
VAT and sales taxes recoverable		212.7	264.2
Prepayments		287.1	287.3
Accrued income		3,292.7	3,541.2
Fair value of derivatives		1.4	1.3
Other debtors		671.3	578.8
Trade and other receivables	[1]	£ 11,822.3	£ 13,101.5	£ 12,530.7

[1]	Figures have been restated, as described in the accounting policies.